INVESTMENT IN ASSOCIATE (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Investment in associate	$ 0		$ 5,582	$ 5,305
GoviEx
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Investment in associate	$ 0	$ 5,156	$ 5,582	$ 5,305